Other reserves (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders

OTHER RESERVES
$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2026	37,298	154	303	1,359	(17,880)	21,234
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	(800)	(800)
Transfer from other comprehensive income	—	—	—	—	(36)	(36)
Repurchases of shares	—	—	12	—	—	12
Share-based compensation	—	—	—	(554)	—	(554)
At June 30, 2026	37,298	154	316	805	(18,716)	19,856
At January 1, 2025	37,298	154	270	1,417	(19,373)	19,766
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	6,159	6,159
Transfer from other comprehensive income	—	—	—	—	18	18
Repurchases of shares	—	—	17	—	—	17
Share-based compensation	—	—	—	(486)	—	(486)
At June 30, 2025	37,298	154	287	930	(13,196)	25,473